FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Schedule of Borrowings	The Group’s borrowings primarily consist of
fixed-rate amortizing notes and its variable rate Credit Facility as illustrated below.

	December 31, 2023		December 31, 2022
	Borrowings	Interest Rate(a)	Borrowings	Interest Rate(a)
ABS Notes and Term Loan I	$1,158,221	5.67%	$1,435,082	5.70%
Credit Facility	$159,000	8.66%	$56,000	7.42%
(a)The interest rate on the ABS Notes and Term Loan I borrowings represents the weighted average fixed-rate of the notes while the interest rate presented for the Credit Facility represents the floating rate as of December 31, 2023 and 2022, respectively. During the year ended
December 31, 2022, the Credit Facility transitioned from LIBOR to SOFR during the regular redetermination in late Spring 2022. The Group did not experience a material impact from the transition.

Schedule of Impact of a 100 Basis Point Adjustment in the Borrowing Rate and the Impact on Finance Costs	The table below
represents the impact of a 100 basis point adjustment in the borrowing rate for the Credit Facility and the corresponding impact on finance costs. This represents a reasonably possible change in interest rate risk.

Credit Facility Interest Rate Sensitivity	December 31, 2023	December 31, 2022
+100 Basis Points	$1,590	$560
-100 Basis Points	$(1,590)	$(560)

Schedule of Contractual Cash Flows for Financial Obligations	The following table reflects the maturity of leases as of the periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Not Later Than One Year	$10,563	$9,293	$9,627
Later Than One Year and Not Later Than Five Years	20,559	19,569	18,177
Later Than Five Years	—	—	—
Total	$31,122	$28,862	$27,804
The following table provides a reconciliation of the Group’s future maturities of its total borrowings as of the reporting date as follows:

	December 31, 2023	December 31, 2022
Not later than one year	$200,822	$271,096
Later than one year and not later than five years	864,264	778,887
Later than five years	259,762	448,183
Total borrowings	$1,324,848	$1,498,166
The amounts disclosed in the following table are the contractual cash flows.

	Not Later Than One Year	Later Than One Year and Not Later Than Five Years	Later Than Five Years
				Total
For the year ended December 31, 2023
Trade and other payables	$53,490	$—	$—	$53,490
Borrowings	200,822	864,264	259,762	1,324,848
Leases	12,358	22,531	—	34,889
Other liabilities(a)	178,779	2,224	—	181,003
Total	$445,449	$889,019	$259,762	$1,594,230
For the year ended December 31, 2022
Trade and other payables	$93,764	$—	$—	$93,764
Borrowings	271,096	778,887	448,183	1,498,166
Leases	10,925	21,523	—	32,448
Other liabilities(a)	326,302	5,375	—	331,677
Total	$702,087	$805,785	$448,183	$1,956,055
(a)Represents accrued expenses and net revenue clearing. Excludes taxes payable, asset retirement obligations and revenue to be distributed.